RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Research and Development [Abstract]
Schedule of Research and Development Expenses, Net
	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Salaries and related expenses	4,410	4,656	4,683
Share-based compensation	234	116	234
Materials	1,508	614	596
Subcontractors and consultants	311	456	320
Depreciation	138	147	121
Cost for registration of patents	126	157	150
Others	1,099	893	511
	7,826	7,039	6,615
Less participation of the IIA and BIRD Foundation	(208)	(202)	(1,124)
Total research and development, net	7,618	6,837	5,491